Consolidated Statements of Changes in Shareholders’ Equity (Deficit)		Ordinary Shares Class A CNY (¥) shares		Ordinary Shares Class A USD ($) shares		Ordinary Shares Class B CNY (¥) shares		Ordinary Shares Class B USD ($) shares		Ordinary Shares CNY (¥) shares		Ordinary Shares USD ($) shares		Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)			[1]				[1]			¥ 66,970	[1]			¥ 201,418,380				¥ (223,679,698)		¥ (2,467,327)				¥ (24,661,675)
Balance (in Shares) | shares	[1]									5,189,500		5,189,500
Balance at Dec. 31, 2021			[1]				[1]			¥ 66,970	[1]			201,418,380				(223,679,698)		(2,467,327)				(24,661,675)
Balance (in Shares) at Dec. 31, 2021 | shares	[1]									5,189,500		5,189,500
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior the completion of initial public offering		¥ 30,076	[1]			¥ 36,894	[1]			¥ (66,970)	[1]
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior the completion of initial public offering (in Shares) | shares	[1]	2,330,591		2,330,591		2,858,909		2,858,909		(5,189,500)		(5,189,500)
Share issuance initial public offering, net of issuance cost		¥ 2,388	[1]											111,937,012										111,939,400
Share issuance initial public offering, net of issuance cost (in Shares) | shares		177,000	[1]	177,000	[1]
Share issuance following initial public offering, net of issuance cost		¥ 2,961	[1]											32,100,825										32,103,786
Share issuance following initial public offering, net of issuance cost (in Shares) | shares		208,334	[1]	208,334	[1]
Net income (loss)																		31,118,886						31,118,886
Share-based compensation														9,347,347										9,347,347
Transfer to reserve																6,647,109		(6,647,109)
Foreign currency translation adjustment																				4,566,656				4,566,656
Balance at Dec. 31, 2022		¥ 35,425	[1]			¥ 36,894	[1]				[1]			354,803,564		6,647,109		(199,207,921)		2,099,329				164,414,400
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	2,715,925		2,715,925		2,858,909		2,858,909
Balance (in Dollars)		¥ 35,425	[1]			¥ 36,894	[1]				[1]			354,803,564		6,647,109		(199,207,921)		2,099,329				164,414,400
Balance (in Shares) | shares	[1]	2,715,925		2,715,925		2,858,909		2,858,909
Issuance of ordinary shares		¥ 13,947	[1]											72,788,053										72,802,000
Issuance of ordinary shares (in Shares) | shares		957,855	[1]	957,855	[1]
Issuance of ordinary shares upon the exercise of stock options		¥ 734	[1]																					734
Issuance of ordinary shares upon the exercise of stock options (in Shares) | shares		50,456	[1]	50,456	[1]
Net income (loss)																		(252,823,772)				(1,528,282)		(254,352,054)
Share-based compensation														718,411										718,411
Foreign currency translation adjustment																				155,229		(70)		155,159
Balance at Dec. 31, 2023		¥ 50,106	[1]			¥ 36,894	[1]				[1]			428,310,028		6,647,109		(452,031,693)		2,254,558		(1,528,352)		(16,261,350)
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	3,724,236		3,724,236		2,858,909		2,858,909
Balance (in Dollars)		¥ 50,106	[1]			¥ 36,894	[1]				[1]			428,310,028		6,647,109		(452,031,693)		2,254,558		(1,528,352)		(16,261,350)
Balance (in Shares) | shares	[1]	3,724,236		3,724,236		2,858,909		2,858,909
Issuance of ordinary shares upon the exercise of stock options		¥ 122	[1]																					122
Issuance of ordinary shares upon the exercise of stock options (in Shares) | shares		10,041	[1]	10,041	[1]
Issuance of ordinary shares and warrants, net of issuance costs		¥ 115,039	[1]											314,411,744										314,526,783
Issuance of ordinary shares and warrants, net of issuance costs (in Shares) | shares		8,275,580	[1]	8,275,580	[1]
Issuance of ordinary shares upon the exercise of warrants		¥ 338	[1]											1,093,151										1,093,489
Issuance of ordinary shares upon the exercise of warrants (in Shares) | shares		23,550	[1]	23,550	[1]
Issuance of ordinary shares in exchange for cryptocurrencies, net of issuance costs		¥ 11,237												36,283,221										36,294,458
Issuance of ordinary shares in exchange for cryptocurrencies, net of issuance costs (in Shares) | shares		781,736		781,736
Cash contribution from a noncontrolling shareholder																						9,999,557		9,999,557
Net income (loss)																		(113,187,048)				(6,352,001)		(119,539,049)	$ (16,629,439)
Share-based compensation														401,520										401,520
Foreign currency translation adjustment																				6,392,795		(501)		6,392,294
Balance at Dec. 31, 2024		¥ 176,842	[1]	$ 24,601	[1]	¥ 36,894	[1]	$ 5,132	[1]		[1]		[1]	780,499,664	$ 108,577,662	6,647,109	$ 924,699	(565,218,741)	$ (78,629,283)	8,647,353	$ 1,202,959	2,118,703	$ 294,739	232,907,824	32,400,509
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	12,815,143		12,815,143		2,858,909		2,858,909
Balance (in Dollars)		¥ 176,842	[1]	$ 24,601	[1]	¥ 36,894	[1]	$ 5,132	[1]		[1]		[1]	¥ 780,499,664	$ 108,577,662	¥ 6,647,109	$ 924,699	¥ (565,218,741)	$ (78,629,283)	¥ 8,647,353	$ 1,202,959	¥ 2,118,703	$ 294,739	¥ 232,907,824	$ 32,400,509
Balance (in Shares) | shares	[1]	12,815,143		12,815,143		2,858,909		2,858,909

[1]	After giving effect of the reverse stock splits, see Note 12.